General (The Company) (Narrative) (Details) (USD $)					12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 International Lease Finance Corporation [Member]
General [Line Items]
Total assets	$ 9,451,141,000	$ 8,633,798,000	[1]	$ 9,115,000,000
Number of aircraft owned	236
Percent of common stock					100.00%
Cash for aquisition					$ 3,000,000,000
Shares for acquisition	113,783,799	113,363,535			97,560,976

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.